PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 83.1% of Net Assets
Non-Convertible Bonds – 77.4%
	ABS Home Equity – 0.2%
$653,745	Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1, 4.125%, 7/25/2058, 144A(a)	$656,221
925,616	Legacy Mortgage Asset Trust, Series 2018-GS2, Class A1, 4.000%, 4/25/2058, 144A(a)	931,617

		1,587,838

	ABS Other – 0.2%
1,225,571	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)(d)(e)	413,642
556,254	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)(d)(e)	75,195
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)(e)(f)	—
418,642	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(d)(g)	362,569
562,035	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	545,368

		1,396,774

	Aerospace & Defense – 2.4%
115,000	Boeing Co. (The), 3.100%, 5/01/2026	123,142
40,000	Boeing Co. (The), 3.250%, 2/01/2035	41,020
260,000	Boeing Co. (The), 3.550%, 3/01/2038	265,250
20,000	Boeing Co. (The), 3.625%, 3/01/2048	20,165
145,000	Boeing Co. (The), 3.750%, 2/01/2050	151,641
520,000	Boeing Co. (The), 3.850%, 11/01/2048	536,359
525,000	Boeing Co. (The), 3.950%, 8/01/2059	561,885
4,095,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	4,019,857
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,344,075
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	956,150
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	933,358
1,025,000	TransDigm, Inc., 5.500%, 11/15/2027	1,077,582
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,494,013
75,000	TransDigm, Inc., 7.500%, 3/15/2027	80,063

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$4,125,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	$4,559,362

		16,163,922

	Airlines – 2.9%
362,844	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	362,057
25,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	19,332
7,124,353	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	6,013,952
110,357	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	109,232
2,652,807	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	2,134,236
1,514,888	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	1,280,854
971,405	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	821,235
3,140,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	3,375,500
712,876	U.S. Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	654,955
523,688	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	523,439
1,305,076	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,163,194
460,290	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	467,962
1,177,318	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,190,380
783,924	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	758,430
630,000	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	679,694

		19,554,452

	Automotive – 7.9%
1,270,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,336,675
865,000	Dana, Inc., 5.625%, 6/15/2028	931,371
2,835,000	Ford Motor Co., 5.291%, 12/08/2046	2,962,575
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,740,340
165,000	Ford Motor Co., 6.625%, 2/15/2028	186,556
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,970,038
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,354,787

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$1,645,000	Ford Motor Co., 7.500%, 8/01/2026	$1,914,764
10,375,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	10,890,430
1,735,000	General Motors Co., 5.200%, 4/01/2045	2,107,030
185,000	General Motors Co., 6.250%, 10/02/2043	249,559
6,750,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	7,526,140
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,233,731
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	3,369,569
5,130,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	5,245,425
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	406,924

		52,425,914

	Banking – 5.5%
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,682,179
1,130,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	1,298,212
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	6,656,347
368,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	415,672
1,700,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	1,972,146
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(h)	1,110,000
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	245,904
6,560,000	Goldman Sachs Group, Inc. (The), Series MPLE, 3.550%, 2/12/2021, (CAD)	5,170,335
7,680,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	9,410,609
770,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	1,063,012
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,153,545
1,920,000	NatWest Group PLC, 6.000%, 12/19/2023	2,194,299
2,300,000	NatWest Group PLC, Series U, 3-month LIBOR + 2.320%, 2.574%(h)(i)	2,189,715

		36,561,975

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – 1.0%
$3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	$4,074,349
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	2,288,268

		6,362,617

	Building Materials – 0.5%
360,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	380,700
213,000	Masco Corp., 6.500%, 8/15/2032	284,392
380,000	Masco Corp., 7.750%, 8/01/2029	528,221
260,000	Owens Corning, 4.400%, 1/30/2048	313,112
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,693,795

		3,200,220

	Cable Satellite – 2.4%
1,645,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,745,658
2,245,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	2,396,538
6,295,000	DISH DBS Corp., 5.000%, 3/15/2023	6,499,587
270,000	DISH DBS Corp., 7.750%, 7/01/2026	302,403
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	439,424
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	2,059,082
2,482,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,590,587

		16,033,279

	Chemicals – 0.2%
1,400,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	1,466,276

	Construction Machinery – 0.3%
965,000	Toro Co. (The), 6.625%, 5/01/2037(d)(g)	1,278,732
395,000	United Rentals North America, Inc., 4.875%, 1/15/2028	420,675

		1,699,407

	Consumer Products – 0.6%
880,000	Avon Products, Inc., 8.950%, 3/15/2043	1,150,600

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Consumer Products – continued
$2,140,000		Whirlpool Corp., 4.600%, 5/15/2050	$2,769,021

			3,919,621

		Diversified Manufacturing – 0.0%
165,000		General Electric Co., Series D, (fixed rate to 3/15/2021, variable rate thereafter), 5.000%(h)	153,491

		Electric – 1.4%
1,451,027		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	1,705,210
255,000		Edison International, 4.950%, 4/15/2025	290,260
1,589,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	1,887,729
3,800,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A	5,421,756
100,000		Enel Finance International NV, 6.800%, 9/15/2037, 144A	147,169

			9,452,124

		Finance Companies – 6.6%
363,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/2022	375,509
300,000		AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.987%, 1/15/2067, 144A(b)(d)(e)(i)	116,661
2,815,000		Antares Holdings LP, 6.000%, 8/15/2023, 144A	2,870,802
5,590,000		GE Capital Funding LLC, 4.550%, 5/15/2032, 144A	6,708,660
1,400,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,670,964
4,668,000		Navient Corp., 5.500%, 1/25/2023	4,878,060
3,903,000		Navient Corp., 5.875%, 10/25/2024	4,146,938
31,725	(††)	Navient Corp., 6.000%, 12/15/2043	795,769
5,185,000		Navient Corp., MTN, 5.625%, 8/01/2033	4,977,600
5,900,000		Navient Corp., MTN, 6.125%, 3/25/2024	6,298,250
2,595,000		OneMain Finance Corp., 6.875%, 3/15/2025	3,013,444
6,085,000		Owl Rock Capital Corp., 4.250%, 1/15/2026	6,409,504
1,720,000		Quicken Loans LLC, 5.250%, 1/15/2028, 144A	1,836,100

			44,098,261

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – 0.2%
$1,420,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	$1,491,000

	Food & Beverage – 0.4%
2,635,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	2,839,660

	Government Owned - No Guarantee – 0.4%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	2,323,969

	Healthcare – 4.6%
2,932,000	HCA, Inc., 7.050%, 12/01/2027	3,551,385
1,440,000	HCA, Inc., 7.500%, 11/06/2033	2,001,600
900,000	HCA, Inc., 7.690%, 6/15/2025	1,080,000
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,597,400
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,530,650
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	555,775
4,530,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	4,618,290
6,460,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	6,731,191
4,005,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	4,295,362
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,872,625

		30,834,278

	Home Construction – 0.7%
595,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	670,862
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	4,137,702
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	16,373

		4,824,937

	Independent Energy – 2.1%
720,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	756,222
2,695,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(d)(g)(j)	121,275
1,880,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,941,307
131,000	Continental Resources, Inc., 4.500%, 4/15/2023	135,074

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$2,395,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	$2,811,131
5,955,000	Ovintiv Exploration, Inc., 5.625%, 7/01/2024	6,378,604
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	363,113
1,575,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A(d)(g)	1,244,250
265,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A(d)(g)	212,000

		13,962,976

	Life Insurance – 3.3%
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(h)	5,147,625
560,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	584,778
2,870,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	3,542,960
4,345,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	4,418,098
2,270,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	3,460,929
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,910,327
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,494,029
1,000,000	Prudential Financial, Inc., MTN, 3.700%, 3/13/2051	1,202,140

		21,760,886

	Media Entertainment – 0.4%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	938,665
1,765,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	1,884,067

		2,822,732

	Metals & Mining – 2.3%
6,630,000	ArcelorMittal S.A., 7.000%, 3/01/2041	9,136,662
3,300,000	ArcelorMittal S.A., 7.250%, 10/15/2039	4,630,296
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	208,250
1,195,000	United States Steel Corp., 6.650%, 6/01/2037	1,003,800

		14,979,008

	Midstream – 1.9%
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	621,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$1,700,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	$1,619,148
1,160,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,770,141
3,000,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	2,925,000
250,000	Kinder Morgan, Inc., GMTN, 7.800%, 8/01/2031	357,020
1,565,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	1,662,312
3,470,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	2,199,112
1,565,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	1,108,216
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	128,438
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	139,659
1,295,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(d)(g)(h)(j)	414,529

		12,944,575

	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
133,341	Barclays Commercial Mortgage Securities Trust, Series 2013-TYSN, Class A2, 3.756%, 9/05/2032, 144A	133,040

	Oil Field Services – 0.8%
225,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	103,500
4,302,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	4,038,502
160,000	Transocean, Inc., 7.500%, 4/15/2031	55,600
1,452,000	Transocean, Inc., 11.500%, 1/30/2027, 144A	1,038,180

		5,235,782

	Packaging – 2.0%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	12,337,375
905,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	979,662

		13,317,037

	Paper – 1.5%
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	8,124,483
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	499,727

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	$1,474,961

		10,099,171

	Property & Casualty Insurance – 1.7%
1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.497%, 1/15/2033, 144A(f)(i)	570,500
995,000	MGIC Investment Corp., 5.250%, 8/15/2028	1,064,650
7,295,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	8,569,598
840,000	Radian Group, Inc., 4.500%, 10/01/2024	886,200
485,000	Radian Group, Inc., 4.875%, 3/15/2027	532,627

		11,623,575

	REITs - Diversified – 0.1%
385,000	iStar, Inc., 4.750%, 10/01/2024	389,813

	REITs - Hotels – 0.2%
60,000	Service Properties Trust, 3.950%, 1/15/2028	57,975
635,000	Service Properties Trust, 4.350%, 10/01/2024	627,063
180,000	Service Properties Trust, 4.500%, 6/15/2023	180,900
100,000	Service Properties Trust, 4.650%, 3/15/2024	99,000
80,000	Service Properties Trust, 4.750%, 10/01/2026	79,000
290,000	Service Properties Trust, 4.950%, 2/15/2027	291,450

		1,335,388

	Retailers – 0.3%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,156,784
540,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	571,331

		1,728,115

	Supermarkets – 0.0%
110,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	113,300

	Technology – 1.3%
2,095,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	2,761,373
3,680,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	3,882,400

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$405,300		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	$490,681
689,000		Seagate HDD Cayman, 4.091%, 6/01/2029, 144A	737,953
637,000		Seagate HDD Cayman, 4.875%, 6/01/2027	716,759

			8,589,166

		Transportation Services – 0.3%
2,500,000		Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024(d)(g)	2,264,000

		Treasuries – 18.4%
424,300	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,150,125
200,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,180,844
847,500	(†††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	4,673,207
595,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,402,170
150,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	918,792
1,455,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	8,745,428
10,220,000		Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	1,208,373
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,121,178
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	3,325,826
19,835,000		U.S. Treasury Bond, 1.250%, 5/15/2050	17,994,064
25,650,000		U.S. Treasury Bond, 1.375%, 8/15/2050	24,022,828
34,035,000		U.S. Treasury Bond, 1.625%, 11/15/2050	33,907,369
14,300,000		U.S. Treasury Bond, 3.000%, 8/15/2048	18,811,762

			122,461,966

		Wireless – 0.6%
72,400,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,700,861

		Wirelines – 1.8%
1,900,000		AT&T, Inc., 3.650%, 9/15/2059, 144A	1,918,503
1,174,000		AT&T, Inc., 3.800%, 12/01/2057, 144A	1,226,756
210,000		Bell Canada, MTN, 6.100%, 3/16/2035, 144A, (CAD)	223,431

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	$206,632
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, 144A, (CAD)	773,625
695,000	CenturyLink, Inc., 5.625%, 4/01/2025	749,731
145,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	154,606
1,015,000	Qwest Corp., 7.250%, 9/15/2025	1,200,238
1,790,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,180,381
1,010,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,242,300
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	922,101
750,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	1,248,647

		12,046,951

	Total Non-Convertible Bonds (Identified Cost $488,460,640)	515,898,357

Convertible Bonds – 4.5%
	Airlines – 0.0%
205,000	Southwest Airlines Co., 1.250%, 5/01/2025	297,763

	Cable Satellite – 2.5%
13,430,000	DISH Network Corp., 2.375%, 3/15/2024	12,515,818
4,045,000	DISH Network Corp., 3.375%, 8/15/2026	3,855,822

		16,371,640

	Consumer Cyclical Services – 0.1%
860,000	Uber Technologies, Inc., Zero Coupon, 12/15/2025, 144A	879,813

	Energy – 0.1%
7,915,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(d)(g)(j)	356,175

	Pharmaceuticals – 0.1%
610,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	654,583
290,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	303,050

		957,633

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	REITs - Diversified – 0.3%
$1,530,000	iStar, Inc., 3.125%, 9/15/2022	$1,800,247

	Technology – 1.4%
4,095,000	Booking Holdings, Inc., 0.900%, 9/15/2021	4,746,219
80,000	Evolent Health, Inc., 3.500%, 12/01/2024, 144A	91,233
1,190,000	Nuance Communications, Inc., 1.250%, 4/01/2025	2,709,047
1,705,000	Western Digital Corp., 1.500%, 2/01/2024	1,694,678

		9,241,177

	Total Convertible Bonds (Identified Cost $33,376,060)	29,904,448

Municipals – 1.2%
	Illinois – 0.5%
3,260,000	State of Illinois, 5.100%, 6/01/2033	3,508,445

	Virginia – 0.7%
4,080,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	4,268,781

	Total Municipals (Identified Cost $7,271,575)	7,777,226

	Total Bonds and Notes (Identified Cost $529,108,275)	553,580,031

Senior Loans – 0.2%
	Independent Energy – 0.2%
1,282,579	Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 11/01/2025(k) (Identified Cost $1,282,579)	1,389,995

Collateralized Loan Obligations – 0.1%
503,000	CIFC Funding Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.650%, 2.868%, 4/18/2031, 144A (i) (Identified Cost $487,558)	491,944

Shares
Common Stocks – 10.2%
	Aerospace & Defense – 0.0%
375	Lockheed Martin Corp.	133,117

	Air Freight & Logistics – 0.0%
780	United Parcel Service, Inc., Class B	131,352

	Beverages – 0.0%
2,509	Coca-Cola Co. (The)	137,594

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 0.1%
191	BlackRock, Inc.	$137,814
2,078	Morgan Stanley	142,405

		280,219

	Chemicals – 0.3%
159,649	Hexion Holdings Corp., Class B(f)	2,064,262

	Communications Equipment – 0.0%
2,980	Cisco Systems, Inc.	133,355

	Diversified Telecommunication Services – 3.6%
836,745	AT&T, Inc.	24,064,786

	Electric Utilities – 0.1%
1,462	Duke Energy Corp.	133,861
1,787	NextEra Energy, Inc.	137,867

		271,728

	Electronic Equipment, Instruments & Components – 2.0%
375,812	Corning, Inc.	13,529,232

	Food & Staples Retailing – 0.0%
915	Walmart, Inc.	131,897

	Health Care Equipment & Supplies – 0.0%
1,233	Abbott Laboratories	135,001

	Health Care Providers & Services – 0.1%
427	Anthem, Inc.	137,105
391	UnitedHealth Group, Inc.	137,116

		274,221

	Hotels, Restaurants & Leisure – 0.0%
1,293	Starbucks Corp.	138,325

	Household Products – 0.0%
969	Procter & Gamble Co. (The)	134,827

	Insurance – 0.0%
1,387	Progressive Corp. (The)	137,147

	IT Services – 0.1%
539	Accenture PLC, Class A	140,792
762	Automatic Data Processing, Inc.	134,265

		275,057

	Machinery – 0.0%
511	Deere & Co.	137,484

	Media – 0.1%
97,654	Clear Channel Outdoor Holdings, Inc.(f)	161,129
2,591	Comcast Corp., Class A	135,768

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
4,700	iHeartMedia, Inc., Class A(f)	$61,006

		357,903

	Metals & Mining – 0.0%
2,237	Newmont Corp.	133,974

	Oil, Gas & Consumable Fuels – 0.2%
939	Battalion Oil Corp.(f)	7,794
1,503	Chevron Corp.	126,928
11,108	Paragon Offshore Ltd., Litigation Units, Class A(b)(c)(d)(e)(f)	—
16,662	Paragon Offshore Ltd., Litigation Units, Class B(c)(f)	108,303
31,317	Whiting Petroleum Corp.(f)	782,925
6,103	Williams Cos., Inc. (The)	122,365

		1,148,315

	Pharmaceuticals – 3.6%
377,213	Bristol-Myers Squibb Co.	23,398,522
886	Johnson & Johnson	139,439
1,661	Merck & Co., Inc.	135,870

		23,673,831

	REITs - Diversified – 0.0%
609	American Tower Corp.	136,696

	Road & Rail – 0.0%
668	Union Pacific Corp.	139,091

	Software – 0.0%
607	Microsoft Corp.	135,009

	Specialty Retail – 0.0%
495	Home Depot, Inc. (The)	131,482

	Technology Hardware, Storage & Peripherals – 0.0%
1,043	Apple, Inc.	138,396

	Total Common Stocks (Identified Cost $69,357,703)	68,104,301

Preferred Stocks – 1.5%
Convertible Preferred Stocks – 1.4%
	Banking – 0.7%
2,844	Bank of America Corp., Series L, 7.250%	4,318,842

	Energy – 0.0%
10,213	Chesapeake Energy Corp., 4.500%(b)(d)(e)(f)	—
14,180	Chesapeake Energy Corp., 5.000%(b)(d)(e)(f)	—
660	Chesapeake Energy Corp., 5.750%, 144A(b)(d)(e)(f)	—

		—

Shares	Description	Value (†)
Preferred Stocks – continued
	Convertible Preferred Stocks – continued
	Midstream – 0.7%
96,065	El Paso Energy Capital Trust I, 4.750%	$4,972,324

	Total Convertible Preferred Stocks (Identified Cost $8,653,390)	9,291,166

Non-Convertible Preferred Stocks – 0.1%
	Electric – 0.1%
4,670	Union Electric Co., 4.500% (Identified Cost $246,342)	491,564

	Total Preferred Stocks (Identified Cost $8,899,732)	9,782,730

Warrants – 0.1%
35,319	iHeartMedia, Inc., Expiration on 5/1/2039(b)(e)(f) (Identified Cost $857,522)	458,441

Principal Amount (‡)
Short-Term Investments – 3.9%
122,128,858	Central Bank of Iceland, 0.000%, (ISK)(i)(l)	955,774
14,953,831	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2020 at 0.000% to be repurchased at $14,953,831 on 1/04/2021 collateralized by $15,253,000 U.S. Treasury Note, 0.125% due 12/31/2022 valued at $15,253,000 including accrued interest(m)	14,953,831
10,000,000	U.S. Treasury Bills, 0.099%, 4/01/2021(n)	9,998,067

	Total Short-Term Investments (Identified Cost $25,945,405)	25,907,672

	Total Investments – 99.1% (Identified Cost $635,938,774)	659,715,114
	Other assets less liabilities – 0.9%	6,300,104

	Net Assets – 100.0%	$666,015,218

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligation are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligation where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$6,253,530	0.9%	$1,063,939	0.2%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2020 is disclosed.
(b)	Level 3 security. Value has been determined using significant unobservable inputs.

(c)	Securities subject to restriction on resale. At December 31, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	$1,225,571	$413,642	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	556,254	75,195	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	1,445,707	—	—
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	73,304	—	—
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,466,032	108,303	Less than 0.1%

(d)	Illiquid security.
(e)	Fair valued by the Fund’s adviser. At December 31, 2020, the value of these securities amounted to $1,063,939 or 0.2% of net assets.
(f)	Non-income producing security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2020, the value of these securities amounted to $6,253,530 or 0.9% of net assets.
(h)	Perpetual bond with no specified maturity date.
(i)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Position is unsettled. Contract rate was not determined at December 31, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)	Security callable by issuer at any time. No specified maturity date.
(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the value of Rule 144A holdings amounted to $119,280,465 or 17.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$545,368	$851,406	(a)(b)	$1,396,774
Finance Companies	795,769	43,185,831	116,661	(c)	44,098,261
All Other Non-Convertible Bonds*	—	470,403,322	—		470,403,322

Total Non-Convertible Bonds	795,769	514,134,521	968,067		515,898,357

Convertible Bonds*	—	29,904,448	—		29,904,448
Municipals*	—	7,777,226	—		7,777,226

Total Bonds and Notes	795,769	551,816,195	968,067		553,580,031

Senior Loans*	—	1,389,995	—		1,389,995
Collateralized Loan Obligations	—	491,944	—		491,944
Common Stocks
Chemicals	—	2,064,262	—		2,064,262
Oil, Gas & Consumable Fuels	1,040,012	108,303	—	(b)	1,148,315
All Other Common Stocks*	64,891,724	—	—		64,891,724

Total Common Stocks	65,931,736	2,172,565	—		68,104,301

Preferred Stocks
Convertible Preferred Stocks
Energy	—	—	—	(b)	—
All Other Convertible Preferred Stocks*	9,291,166	—	—		9,291,166

Total Convertible Preferred Stocks	9,291,166	—	—		9,291,166

Non-Convertible Preferred Stocks*	—	491,564	—		491,564

Total Preferred Stocks	9,291,166	491,564	—		9,782,730

Warrants	—	—	458,441	(c)	458,441
Short-Term Investments	—	25,907,672	—		25,907,672

Total	$76,018,671	$582,269,935	$1,426,508		$659,715,114

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($362,569) or fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker ($488,837).
(b)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or December 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Other	$859,618	(a)	$—	$10	$3,862	$21,748	$(33,832)	$—	$—	$851,406	(a)	$(934)
Finance Companies	96,284		39	—	20,338	—	—	—	—	116,661		20,338
Common Stocks
Oil, Gas & Consumable Fuels	—	(a)	—	—	—	—	—	—	—	—	(a)	—
Preferred Stocks
Convertible Preferred Stocks
Energy	—	(a)	—	—	—	—	—	—	—	—	(a)	—
Warrants	—		—	—	180,304	—	—	278,137	—	458,441		180,304

Total	$955,902		$39	$10	$204,504	$21,748	$(33,832)	$278,137	$—	$1,426,508		$199,708

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

Warrants valued at $278,137 were transferred from Level 2 to Level 3 during the period ended December 31, 2020. At September 30, 2020, this security was valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Industry Summary at December 31, 2020 (Unaudited)

Treasuries	18.4%
Automotive	7.9
Finance Companies	6.6
Banking	6.2
Cable Satellite	4.9
Healthcare	4.6
Pharmaceuticals	3.7
Diversified Telecommunication Services	3.6
Life Insurance	3.3
Airlines	2.9
Technology	2.7
Midstream	2.6
Aerospace & Defense	2.4
Independent Energy	2.3
Metals & Mining	2.3
Electronic Equipment, Instruments & Components	2.0
Packaging	2.0
Other Investments, less than 2% each	16.7
Short-Term Investments	3.9
Collateralized Loan Obligations	0.1

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%